Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other current liabilities.
Summary of other current liabilities

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Financing fund	58,649	63,320
Payroll and employee benefits payables	23,861	20,750
Accrued expenses	16,183	18,544
Tax payables	10,417	10,285
Due to related companies	8,743	7,115
Customer advances	6,721	6,307
Warrant liabilities	1,190	4,041
Rental payable	137	238
Other	2,104	4,027
Total other current liabilities	128,005	134,627

Summary of warrant liabilities

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Public Warrant	770	2,612
Private Placement Warrant	420	1,429
Total warrant liabilities	1,190	4,041